Pillsbury Winthrop Shaw Pittman LLP

2550 Hanover Street | Palo Alto, CA 94304-1114 | tel 650.233.4500 | fax 650.233.4545

James J. Masetti

tel 650.233.4754

jim.masetti@pillsburylaw.com

October 31, 2012

Securities and Exchange Commission

100 F Street, N.W., Mail Stop 3561

Washington, D.C. 20549

Attention:	Barbara C. Jacobs
Assistant Director

RE:	Violin Memory, Inc.
Confidential Draft Registration Statement on Form S-1: Submission #2
Originally submitted on September 18, 2012
CIK No. 1407190

Dear Ms. Jacobs:

Violin Memory, Inc. (the “Registrant”) hereby provides the following information in response to the comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in its letter to the Registrant dated October 16, 2012. The number of the responses and the headings set forth below correspond to the numbered comments and headings in the letter from the Staff.

In addition, we are concurrently sending to the Staff three marked copies of Confidential Submission Number 2 (“Submission #2”) of the registration statement on Form S-1 (the “Registration Statement”) as confidentially submitted to the Commission, marked against Confidential Submission Number 1 of the Registration Statement as confidentially submitted to the Commission on September 18, 2012, along with the supplemental materials noted below. If the Staff would like additional hard copies, please so advise and we would be happy to provide additional copies. All page number references contained in the Registrant’s responses below correspond to the page numbers in Submission #2.

General

1.

We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is

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included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

Response: The Registrant respectfully notes the Staff’s comment.

2.	We note you will submit a confidential treatment request for Exhibits 10.7, 10.8, and 10.9. We will need to process this prospective request before declaring the registration statement effective.

Response: The Registrant notes the Staff’s comment and will submit its request for confidential treatment for Exhibit 10.7 as soon as possible. The Registrant has filed Exhibit 10.8 and 10.9 in their entirety and does not intend to seek confidential treatment for any portion of those agreements.

With respect to the agreement that was originally marked to be filed as Exhibit 10.10, the Registrant respectfully submits that after further consideration, the Sponsorship Agreement between the Forty-Niners SC Stadium Company LLC and Violin Memory, Inc. dated June 13, 2012 (the “Sponsorship Agreement”) is not required to be filed under Item 601 of Regulation S-K. The Sponsorship Agreement was made in the ordinary course of business, is not material to the Registrant’s financial condition or operating results and does not fall within any of the categories set forth in Item 601(b)(10)(ii)(A) through (D) of Regulation S-K. In particular, with respect to Item 601(b)(10)(ii)(B), the Registrant does not believe that its business is substantially dependent on the Sponsorship Agreement. While the Registrant believes the Sponsorship Agreement provides the Registrant with worthwhile marketing and advertising opportunities, the Registrant could engage in these activities through a variety of different channels should the Sponsorship Agreement be terminated. The Registrant currently estimates that its financial commitment for fiscal 2013 under the Sponsorship Agreement will represent less than 1% of its total sales and marketing expenses and well under 0.5% of its total operating expenses for fiscal 2013. As stated in the Registration Statement, the Registrant expects its operating expenses, including sales and marketing expenses, to increase in future periods. As a result, when the annual payments of $4.0 million begin in fiscal 2015 under the Sponsorship Agreement, the Registrant expects these payments to represent well below 10% of its sales and marketing expenses for each fiscal year. The Registrant respectfully submits that the Sponsorship Agreement was made in the ordinary course of business, is not material to the Registrant’s financial condition or operating results and the Registrant’s business is not substantially dependent on the Sponsorship Agreement. Therefore, pursuant to Item 601 of Regulation S-K, the Registrant is not required to file the Sponsorship Agreement as an exhibit to the Registration Statement.

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3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Registrant notes the Staff’s comment and will supplementally provide copies of all written communications that the Registrant, or anyone authorized to do so on the Registrant’s behalf, presents to potential investors in reliance on Section 5(d) of the Securities Act as well as any research reports about the Registrant published or distributed in reliance upon Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or will participate in the Offering. To date, there have been none so presented, published or distributed.

4.	Please provide us copies of any graphics that you intend to provide in your prospectus, other than those on pages 68 and 70.

Response: The Registrant has included its proposed Prospectus cover art with Submission #2. The Registrant does not intend to use any additional graphics other than those presented in Submission #2.

Prospectus Cover Page

5.	Please revise to clarify here and on page 113 the number of shares of common stock that are subject to the over-allotment option for your underwriters. Your current disclosure does not provide blank spaces that indicate that you will provide this disclosure on a pre-effective basis.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on the Prospectus Cover Page and page 119.

Prospectus Summary, page 1

6.	Please revise to provide the basis for your belief that your products provide “low latency and sustainable performance with enterprise-class reliability, availability and serviceability,” as described on page 1, or that other vendors’ flash-based solutions have been unable to address performance bottlenecks in the data center, as disclosed on page 2.

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Response: In response to the Staff’s comment, the Registrant has revised the disclosure on pages 1, 2 and 70.

Risk Factors

General

7.	Please advise whether a risk factor is appropriate that describes your relationship with Toshiba as a principal stockholder and the related party agreements described on page 97. Further, please consider whether Toshiba’s financial investment in you, the supply agreement with a minimum purchase requirement, and the put and call agreements should be disclosed in your prospectus summary.

Response: In response to the Staff’s comment, the Registrant has added a risk factor on page 29. The Registrant also added disclosure on pages 1 and 70 of the Registration Statement to state Toshiba is one of its principal stockholders. The Registrant has also added disclosure in the prospectus summary on page 4 of the Registration Statement disclosing the risk related to Toshiba currently serving as its sole supplier of flash memory and the Registrant’s minimum purchase requirements with Toshiba. However, the Registrant does not believe disclosing the put and call agreement with Toshiba in the prospectus summary would be helpful to investors as the Registrant believes it is extremely remote that either the put or the call would be exercised by Toshiba and providing such disclosure in the prospectus summary would place an undue amount of emphasis on these rights and potentially confuse investors. For example, the put right may only be exercised if Toshiba acquires over an additional 7% of the Registrant’s outstanding stock, which the Registrant believes is an extremely remote possibility. More importantly, this put right terminates upon completion of the offering and accordingly will not impact investors in the offering.

We expect large and concentrated purchases by a limited number of customers..., page 9

8.	Please revise this risk factor to disclose that sales to Hewlett-Packard represented 65% of your revenue in fiscal year 2012.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page 10.

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We are an emerging growth company and may elect to comply with reduced public company reporting requirements.., page 26

9.	On page 26, you indicate that you are still considering whether to elect to avail yourself of exemption that allows emerging companies to delay compliance with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act. On page 63, you, however, disclose that you will opt out of the extended transition period for complying with new or revised accounting standards. Please revise your disclosures on both pages 26 and 63 to clarify, if true, that you elect to opt out of the exemption afforded under Section 107(b) and that such an election is irrevocable.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page 68 to indicate it is still considering whether to opt out of the extended transition period for complying with new or revised accounting standards. The Registrant advises the Staff that it will make a final determination and update this disclosure accordingly prior to making any offers to sell its securities to prospective investors in the offering.

Insiders have substantial control over us and will be able to influence corporate matters, page 32

10.	Please revise this risk factor to also clarify that two of your principal stockholders, entities affiliated with Toshiba and Rationalwave, also have a substantial amount of beneficial ownership consisting of 19.9% of your total shares outstanding.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure on page 33.

Industry Data, page 34

11.	Please provide us supplemental copies of the reports or other source documentation that you cite on page 34 from which market or other data is extracted. To expedite our review, please clearly mark each source to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Similarly, please provide copies of the Enterprise Strategy Group reports that support your performance statistics on page 69 for your products.

Response: The Registrant is supplementally providing the Staff with copies of the reports and other source documentation that is cited on pages 2,36,71 and 72.

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12.	Please advise us whether you commissioned any of the reports cited in your prospectus, other than the one provided by the Enterprise Strategy Group report. Please file a consent as an exhibit by Enterprise Strategy Group or any other such entity pursuant to Section (a) and Rule 436 of the Securities Act.

Response: The Registrant advises the Staff that it has not commissioned any of the reports cited in Submission #2. The Registrant has removed all references in the Registration Statement to the study conducted by the Enterprise Strategy Group. The Registrant has revised its disclosure where it previously referenced the Enterprise Strategy Group to state the Registrant’s belief that the referenced product performance metrics can be achieved. The Registrant has supplementally provided the Staff a copy of the report from Enterprise Strategy Group if the Staff would like to review the report notwithstanding the removal from the Registration Statement of references to the report. In light of the removal of references to the report and to Enterprise Strategy Group in the Registration Statement, the Registrant submits that a consent from Enterprise Strategy Group is not required to be filed as an exhibit to the Registration Statement.

Use of Proceeds, page 35

13.	To the extent known, please provide more detail regarding the purposes for which the net proceeds in this offering are intended to be used. In this regard, consider disclosing the amount of proceeds that you plan to use to grow your business. This section does not require disclosure of definitive plans and it is acceptable to provide a quantitative discussion of preliminary plans. See Item 504 of Regulation S-K. We note on pages 4, 52 and 71 you describe your growth plans, but do not indicate if they will be funded via offering proceeds.

Response: In response to the Staff’s comments, the Registrant has revised the disclosure on page 37.

14.	If you do not provide any current or specific plans for offering proceeds, or a significant portion thereof, please revise to discuss the principal reasons for the offering.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure on page 37.

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Management’s Discussion and Analysis of Financial Condition and Results of Operations Overview, page 42

15.	On page 42, you indicate that you have recently entered into many of your relationships with your system vendors and technology partners, but have not derived significant revenue from these relationships. Please revise to reconcile disclosure with your statements on page 76 that your derived 65% of your revenue in fiscal year 2012 from a single large system vendor, Hewlett-Packard. It is unclear whether you are referencing new relationships on page 42, as opposed to system vendors and technology partners in general.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure on page 45.

16.	Please revise to clarify how increasing your revenues substantially will result in profitability, as disclosed on pages 43 and 44. We note that as your sales have increased, that your net losses have increased as well. If, for example, you believe that you will achieve economies of scale, please identify the categories of expenses that will likely grow at a slower rate than your revenue growth rate.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page 45.

17.	We note that on page 42, you indicate that you introduced your 3000 Series Flash Memory Array in May 2010 and your 6000 Series Flash Memory Array in September 2011. Please revise to add a discussion of the anticipated lifecycle for these products and their potential impact on your financial condition and results of operation.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure on page 43 to clarify that its introduction of the 6000 Series Flash Memory Array was an expansion of the Registrant’s product offering. The Registrant does not view the 6000 Series as a replacement product to the 3000 Series. The 6000 Series was introduced by the Registrant to serve customers with additional performance requirements to those available in the 3000 Series and at a different price point than the 3000 Series due to its additional performance capabilities. The Registrant has not added disclosure to the Registration Statement regarding the anticipated lifecycles of these products as the Registrant does not currently have any relevant experience upon which it could formulate an accurate expectation of its product lifecycles that would be informative to investors.

October 31, 2012

Results of Operations, page 46

18.	We note that period to period changes to your revenues and cost of revenues were greatly affected by sales price and/or sales volume. Please consider revising your disclosure to provide a quantitative or qualitative discussion of your the sales volumes of your products to provide context for your results of operations disclosure. Also, please revise to explain why there are higher manufacturing costs associated with your 6000 Series Flash Memory product.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on pages 49, 50 and 51. The Registrant has also revised its disclosure on page 50 to explain why there are higher manufacturing costs associated with its 6000 Series Flash Memory product. The Registrant believes disclosing the increase in sales volume is most helpful to an investor in its discussion of revenue and believes including such information in the cost of revenue discussion would be confusing to an investor.

Comparison of the First Half of Fiscal 2012 and Fiscal 2013

Revenues, page 47

19.	Please tell us what consideration was given to disclosing the amount of the revenue increase attributed to sales to new customers versus sales to existing customers. Additionally, please tell us how you considered providing additional insight into your revenue by disclosing revenue by distribution channel. Please refer to Section III.B of SEC Release 33-8350. This comment also applies to your discussion of full year revenue on page 49.

Response: The Registrant considered carefully whether to disclose the amount of revenue increase that was attributed to sales to new customers versus sales to existing customers in both the six-month discussion and the full-year discussion. The Registrant did not add this disclosure because the Registrant’s sale of products through resellers makes this information misleading to investors. For example, an existing reseller, which is the Registrant’s direct customer, may resell the Registrant’s products to many new end-customers in a particular period. For the Registrant to compare sales to existing customers to new customers, therefore, could unduly skew the comparison in favor of repeat business or orders, even though the new end-customer who is making the actual purchase decision may be what is driving the revenue amount higher in a particular period.

The Registrant further considered whether it could reliably present information about whether the revenue increase was attributed to sales to new end-customers versus sales to existing end-customers, and it concluded that it could not reliably present this information. In limited instances when selling through a reseller, the

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Registrant has no visibility into the identity of its end-customer. In most instances when selling through a reseller, however, the Registrant’s direct sales force engages directly with the end-customer even though the sale may ultimately be processed through a reseller. In these cases, the Registrant has strong informal confirmation of the identity of the end-customer. But, it rarely receives formal and auditable written documentation confirming the identity of the end-customer and the volume of sales to a particular end-customer. In addition, in sales through systems vendors, the Registrant can sometimes have very little visibility into the end-customer, because it is not always the case that its direct sales force engages with end-customers for sales made through systems vendors. Accordingly, the Registrant concluded that it could not reliably present this information to investors, and as a result, did not add this disclosure to the Registration Statement.

The Registrant also considered providing additional insight into its revenue by disclosing revenue by distribution channel. After careful consideration, the Registrant concluded not to provide this information as it does not believe a breakdown of revenue by distribution channel would be informative to investors. This is primarily a result of the overlap between what the Registrant considers to be a direct sale and what the Registrant considers to be a sale through a reseller. In limited instances, a reseller will source a customer opportunity and conduct the sales activities directly with the end-customer, with little involvement from the Registrant. However, in most cases, the sale through a reseller is very much like a direct sale in light of the extensive involvement with the end-customer by the Registrant’s direct sales team. In these cases, the reseller essentially serves as a fulfillment agent who coordinates the logistics of the sale for the end-customer. In addition, the terms of sale are not significantly different to the Registrant between a sale through a reseller and a direct sale. As a result, the Registrant does not believe investors can infer meaningful information about the Registrant’s business by reviewing a breakdown of revenue by distribution channel either in any single period or in comparing revenue results from period-to-period.

Liquidity and Capital Resources

Future Capital Requirements, page 52

20.	We note from your disclosures that you believe your cash and cash equivalents, together with the proceeds from this offering, will be sufficient to meet your working capital and capital expenditure requirements for at least the next 12 months. Please revise to disclose the minimum period of time that you will be able to conduct planned operations using only currently available capital resources without regard to the proceeds you expect to receive from the offering. We refer you to Item 303(a)(1) of Regulation S-K and Instructions 2 and 3 to Item 303(a) of Regulation S-K for additional guidance.

October 31, 2012

Response: In response to the Staff’s comment, the Registrant has revised the disclosure on page 56 to clarify the proceeds of this offering will assist the Registrant in executing its business expansion plans, but that the proceeds are not required to meet its working capital and capital expenditure requirements for at least the next 12 months.

Critical Accounting Policies and Estimates

Stock-Based Compensation

Stock-Based Compensation Expense, page 56

21.	When determined, please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

Response: The Registrant respectfully acknowledges the Staff’s comment and will advise the Staff when it determines its proposed IPO price. The Registrant advises the Staff that it first initiated discussions with underwriters regarding a potential offering in April 2012. To date, the underwriters have not communicated a suggested estimated price range of the Registrant’s common stock for the offering.

22.	Please consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement. In view of the fair-value-based method of ASC 718, disclosures appropriate to fair value may be more applicable than disclosures appropriate to intrinsic value.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page 60 to include a placeholder for the intrinsic value of all outstanding options based on the differences between the exercise price and the mid-point of the IPO filing range (when known) as of the most recent balance sheet date included in the Registration Statement.

23.

Please describe for us and revise your disclosures to better explain your use of the “prior sales method” and explain how this method was used to determine your enterprise value. Please tell us whether the prior sales were

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arm’s-length transactions with unrelated parties. Also, please tell us whether you considered all secondary sales of your common stock. If certain transactions were ignored please explain your basis for ignoring them. Also, explain how you considered the convertible preferred stock sales. In this regard, we note that the preferred stock and common stock have different rights of ownership.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page 62 to better explain its use of the prior sales method. With regards to the arm’s-length transactions with unrelated parties, the Registrant’s sale of Series C preferred stock was made in an arm’s-length transaction, because more than 55% of shares sold in this financing round were sold to new investors, including major investments from three new investors. Similarly, the Registrant’s sale of Series D preferred stock was made in an arm’s length transaction, because the round was led by a new large investor and more than 63% of the shares sold in this financing round were sold to new investors, including major purchases by two large investors other than the new lead investor.

The secondary sales in the Registrant’s common stock through June 2011 were between existing investors. However, when secondary sales began again in October 2011 through the date of this letter, nearly all of the secondary sales were to individuals and funds that were not previously direct stockholders in the Registrant prior to such sales. Furthermore, the Registrant informs the Staff that it considered all secondary sales of its common stock in determining the valuation of its common stock.

24.	Please revise your disclosures to describe the comparable company method and its related assumptions. In this regard, please revise to disclose the market multiples used at each valuation period.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page 62 to describe the comparable company method and its related assumptions. In addition, the Registrant revised its disclosure on pages 64 and 65 to disclose the market multiples used at each valuation period.

25.	Please address the following with respect to the group of comparable public companies used in your various analyses:

•

Confirm that the same set of comparable publicly-traded companies is used in all of your various valuation estimates and update your disclosure accordingly. For example, we note your disclosure on page 57 that your expected volatility for stock-based awards is derived from the historical volatility of a group of companies you consider to be peers;

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•	Revise to disclose the basis for the selection of the set of comparable publicly-traded companies, what makes them comparable and any limitations or uncertainties over that comparability; and

•	Describe any changes to the set of comparable publicly-traded companies and explain the reasons for such changes.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on pages 61 and 62.

26.	We note your disclosure on page 58 that a discount for lack of marketability was applied. Please tell us whether this discount was applied to both the prior sales method and the comparable company method. If the discount was applied to the prior sales method, please explain your basis for doing so. In this regard, we note that it would appear that this discount would already be considered in the price paid for the shares.

Response: The Registrant supplementally advises the Staff that the Registrant did not apply the discount for the lack of marketability, or DLOM, directly to the prior sales method or the comparable company method. Instead, the Registrant applied the DLOM at the per-share level as the last step of the calculation after the OPM or PWERM. The Registrant has revised its disclosure to make it clear when the DLOM step is applied on page 63.

The Registrant calculates a DLOM using a protective put methodology, which estimates the cost to “lock-in” the value of the share of common stock until it is liquid as a percentage of the share price. Applying this cost factor gives the value of an illiquid share for which an option has been obtained to render it effectively liquid, as there is no downside to holding it. The Registrant recognizes that prior-sales approaches are based on assumptions of liquidity. However, the Registrant notes:

•

To the extent that the analysis is based on sales of preferred stock, preferred stockholders have lower liquidity needs than employees receiving common stock. They also have significant additional privileges that impact their liquidity and that may not be otherwise recognized in the analysis. This circumstance would tend to lower any DLOM applicable to preferred stock compared to that of common stock.

October 31, 2012

•

With regard to the common stock sold, this liquidity exit is not available to the bulk of the common stockholders (employees). It was only available to certain members of management and the board of directors. The Registrant believes that a liquidity discount is appropriate in this situation as the shares issued as equity-based compensation in a private company are expected to be largely illiquid.

•	The determination of the overall enterprise value was based 50% on prior-sales methodologies and 50% on observed valuation multiples of guideline public companies which are, by definition, liquid.

For these reasons, the Registrant has used a DLOM but adjusted the calculated DLOMs obtained with the protective put methodology downward to reflect the above circumstances. Calculated DLOMs decreased over time to reflect a shorter term to liquidity due to higher expectations of a near-term IPO.

27.	Please revise to disclose the specific factors that contributed to the increase in your underlying common stock between the 2011 grants and the 2012 grants. Your disclosures should clarify the extent to which the increase is attributable to an increase in the price of comparable securities (i.e. the “prior sales method”), significant intervening events within the company or changes in other assumptions or valuation methodologies. Please ensure that these disclosures are updated for any grants subsequent to the June 2012 grant.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on pages 64 and 65.

28.	For any share-based issuances subsequent to the most recent balance sheet date presented in the registration statement, if material, please revise your disclosure to include the expected impact the additional grants will have on your financial statements. Please continue to update your disclosures for all equity related transactions subsequent to this request through the effective date of the registration statement.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page 60. Additionally, the Registrant respectfully notes the Staff’s comment and will continue to update its disclosures for all equity related transactions subsequent to June 2012 through the effective date of the registration statement.

October 31, 2012

29.	When your estimated IPO price is known and included in your registration statement, please reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO offering range. The disclosure should fully describe the assumptions utilized at the IPO valuation date that are significantly different than those used in the most recent valuation.

Response: The Registrant respectfully notes the Staff’s comment and will add the requested disclosure at such time as its estimated IPO price range is known.

30.	Please continue to provide us with updates to the requested information and provide updated disclosure for all equity related transactions subsequent to this request through the effective date of the registration statement.

Response: The Registrant respectfully notes the Staff’s comment and will provide the requested information to the Staff as it becomes available and update its disclosure in the Registration Statement accordingly.

Business

Overview, page 64

31.	On pages 64 and 72, you indicate that you believe that your “strategic relationship” with Toshiba provides you a competitive advantage, as your frequent interactions with Toshiba’s engineering teams provides you “deep insights into Toshiba’s product development roadmap for flash memory.” Please revise to expand how your relationship with Toshiba constitutes a strategic relationship beyond being a non-exclusive supplier of your flash memory and whether your access to information from Toshiba or interactions with their engineering teams differs from other Toshiba customers or your competitors.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure on pages 70 and 78. The Registrant also notes that it has removed all references to “strategic” when referring to, or describing its relationship with Toshiba.

32.	Please revise to provide the dollar amount of backlog orders believed to be firm, as of a recent date and as of a comparable date in the preceding fiscal year, together with an indication of the portion thereof not reasonably expected to be filled within the current fiscal year, and seasonal or other material aspects of the backlog. See Item 101(c)(1)(viii) of Regulation S-K.

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Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page 85.

Case Studies, page 70

33.	Please revise to clarify whether your case studies are representative of your operations and your typical engagements. Please also clarify the dates when you provided the products and services to your end users.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page 76.

Customer Support, page 75

34.	Please revise to describe your authorized service providers that provide customer support in more detail, including whether they are also resellers or system vendors. Also, please clarify whether you provide a significant amount of customer service support directly to your end-customers. On page 42, you appear to indicate customer service support is provided by authorized service providers.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on pages 44 and 81 and 82.

35.	Please advise us whether your 5-year agreement with IBM, as your hardware maintenance provider is a material contract that is required to be filed as an exhibit under Item 601(b)(10) of Regulation S-K.

Response: The Registrant respectfully submits that its agreement with IBM to provide vendor neutral hardware support and repair services to the Registrant’s end-customers is not required to be filed as an exhibit under Item 601(b)(10) of Regulation S-K. The agreement with IBM was made in the ordinary course of the Registrant’s business and is not material. In addition, the agreement with IBM does not fall into any of categories enumerated in Item 601(b)(10)(ii). In particular, the Registrant confirms to the Staff that the Registrant’s business is not substantially dependent on its agreement with IBM. The Registrant has revised its disclosure on page 81 to clarify that it does not rely solely upon IBM to provide its customers with support, but rather the Registrant’s customer support capabilities are fulfilled by a combination of services from the Registrant’s internal customer support resources, various authorized service providers and IBM. The Registrant also believes that it could replace IBM with another service provider to perform the same functions without a material adverse effect on the Registrant’s business.

October 31, 2012

Sales and Marketing, page 76

36.	We note your disclosure on page 54 that you have entered into a 10 year, $40 million agreement with Forty Niners SC Stadium Company LLC for “advertising and related benefits” from 2014 through 2023. Please revise to clarify what types of advertising and related benefits this agreement relates to and how it fits within your overall marketing strategy. On page 76, you only briefly mention advertising as part of your sales and marketing efforts, but it appears that you are committed to a substantial amount of advertising related to a sponsorship arrangement.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure on pages 58 and 82.

37.	Please revise to clarify whether your direct sales team provides a significant amount of sales directly to end customers without the use of resellers or system vendors.

Response: In response to the Staff’s comments, the Registrant has revised its disclosure on page 82.

Customers, page 76

38.	In fiscal year 2012, we note that 65% of your revenues were accounted by sales to Hewlett-Packard, a large systems vendor. Please revise to clarify the nature of these sales and whether they are expected to reoccur in fiscal year 2013, or if they were related to a specific order for an end customer. We note that Hewlett-Packard is not listed as a 10% or greater customer for the six months ended July 31, 2012, as disclosed on page F-9. Also, please advise us whether any sales or distribution agreements with Hewlett-Packard are material and should be filed as an exhibit under Item 601(b)(10) of Regulation S-K.

Response: The Registrant respectfully refers the Staff to the disclosure on page 54 under the heading “Quarterly Results of Operations.” As discussed therein, the Registrant does not expect Hewlett-Packard to be a more than 10% customer in fiscal 2013.

The Registrant entered into a master purchase agreement with Hewlett-Packard in fiscal 2012. The Registrant does not believe this agreement and any purchase orders issued thereunder are required to be filed, because the agreement and each purchase order issued thereunder is not, and was not, material to the Registrant’s business, is

October 31, 2012

the type of systems vendor agreement that ordinary accompanies the Registrant’s business and the Registrant’s business is not substantially dependent on the master purchase agreement or any purchase orders issued thereunder. The master purchase agreement contained standard terms and conditions and no minimum purchase commitments. All of the Registrant’s sales to Hewlett-Packard were made only upon execution of a purchase order, which would set forth the size of the order, pricing terms and other commercial terms applicable to that particular order. Almost all of the Registrant’s sales to Hewlett-Packard were for resale by Hewlett-Packard to end-customers and, as a result, the master agreement with Hewlett-Packard is not a reflection of sales to a single end-customer. The lack of dependence by the Registrant on the master purchase agreement with Hewlett-Packard is further reinforced by the fact that the Registrant has derived an insignificant amount of revenue from Hewlett-Packard to date in fiscal 2013 with the expectation that an insignificant amount of revenue will be derived from Hewlett-Packard for the remainder of the fiscal year. Based on the purchase order nature of the Registrant’s business with Hewlett-Packard, combined with the expectation that Hewlett-Packard will not be a 10% customer in fiscal 2013 or within any quarterly period in fiscal 2013, the Registrant believes its master purchase agreement and its completed purchase orders are not material agreements required to be filed under Item 601(b)(10) of Regulation S-K.

Manufacturing, page 77

39.	We note that you purchase your supplies and products on a purchase order basis. Please clarify whether there are any master agreements pursuant to which purchase orders are placed. If so, please advise us whether any such agreements with Flextronics, your single contract manufacturer, or with any of your single-source suppliers should be filed as exhibits under Item 601(b)(10) of Regulation S-K.

Response: In response to the Staff’s comment, the Registrant intends to file its agreement with Flextronics, but is in the process of preparing a confidential treatment request for this agreement. The Registrant further notes it intends to file its agreement with Toshiba as Exhibit 10.7. The Registrant confirms that there are no other master agreements pursuant to which purchase orders are placed that are required to be filed under Item 601(b)(10) of Regulation S-K. The Registrant advises the Staff that it executed its agreement with Flextronics subsequent to its initial confidential submission to the Commission. Prior to execution of the current agreement, the Registrant did not have a master agreement with Flextronics and as a result, did not previously file any agreement with Flextronics as an exhibit to the Registration Statement.

Compensation Committee Interlocks and Insider Participation, page 84

40.	Please revise to provide the disclosure required by Item 407(e)(4)(i)(C) of Regulation S-K or provide a cross-reference to the relevant transactions on pages 96 through 98.

October 31, 2012

Response: In response to the Staff’s comment, the Registrant has added a cross-reference on page 90.

Employment Arrangements, page 86

41.	Please advise us whether Messrs. Donald Basile or Kevin J. Rowett had an employment agreement in place for the fiscal year 2012. We note that Mr. Basile’s employment agreement filed as Exhibit 10.5 commenced in fiscal year 2013 and does not cover the period in your summary compensation table. Also, please revise to clarify how your board adjusted Mr. Rowett’s letter agreement for the fiscal years 2012 and 2013, if applicable.

Response: The Registrant has filed Mr. Basile’s employment agreement covering the period in the summary compensation table prior to the effective date of the employment agreement in place for Mr. Basile for fiscal year 2012. The Registrant respectfully notes that it believes the Staff intended to refer to Mr. Doll, rather than Mr. Rowett, in comment 41. In response to the Staff’s comment, the Registrant has revised the disclosure to clarify how Mr. Doll’s compensation was adjusted in fiscal year 2012. The Registrant advises the Staff that it did not execute a written amendment to Mr. Doll’s letter agreement to reflect these changes, and no adjustments to Mr. Doll’s compensation has been made to date in fiscal 2013.

Certain Relationships and Related Party Transactions, page 96

42.	Please revise to disclose the percentage of your beneficial ownership interest in RiverMeadow Investments.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure on page 105.

43.	Please describe the consulting services that were provided by Catalyst Consulting that terminated in September 2012.

Response: In response to the Staff’s comment, the Registrant has revised the disclosure on page 104.

Principal and Selling Stockholders, page 100

44.	Please explain the relevance of Mr. Rosenblatt disclaiming beneficial ownership except to the extent of his pecuniary interest in the Rationalwave entities.

October 31, 2012

Response: In response to the Staff’s comment, the Registrant has removed the disclaimer on page 108.

Description of Capital Stock, page 102

45.	Please clarify whether all of your convertible preferred stock will be converted to common stock upon effectiveness or the close of your offering. Otherwise, please revise to briefly describe the rights and privileges of each of your classes of preferred stock, including voting rights, the exercise price and conversion ratio.

Response: In response to the Staff’s comments, the Registrant has added disclosure on page 109.

Where You Can Find Additional Information, page 120

46.	Please remove the disclaimer on page 120 that each statement is “qualified in all respects by reference to the full text of such contract or other document filed as an exhibit to the registration statement,” and clarify whether your descriptions of these exhibits are materially complete within your prospectus.

Response: In response to the Staff’s comment, the Registrant has removed the referenced language from page 125.

Consolidated Financial Statements

Notes to Consolidated Financial Statements

Note 1. Organization and Summary of Significant Accounting Policies

Inventory, page F-11

47.	We note that the manufacturing of your products is outsourced to a single supplier, Flextronics. Please tell us whether Flextronics was in the process of manufacturing your products as of any of the balance sheet dates presented in the filing and if so, how you considered separately disclosing work-in-progress inventory as of those dates. Please refer to Rule 5-02(6)(a)(3) of Regulation S-X.

Response: The Registrant respectfully advises the Staff that it has two types of inventory – raw materials and finished goods. Raw materials consist of flash memory that the Registrant sources directly from Toshiba and consigns to Flextronics. Finished goods consist of assembled products purchased from Flextronics. While products are

October 31, 2012

being manufactured by Flextronics, title for the components (other than the flash memory) remains with Flextronics. Title transfers upon delivery of finished goods. Consequently, the Registrant does not have work-in-progress and, therefore, the Registrant has not made any separate disclosure of these amounts.

48.	We note that you record inventory reserves for inventory valuation purposes. Please tell us what consideration was given to the guidance in ASC 330-10-35-14 and SAB Topic 5BB, which indicates that inventory write-downs establish a new cost basis. Please clarify how your accounting method establishes a new cost basis for your inventory and why you believe the use of reserves is appropriate.

Response: The Registrant respectfully informs the Staff that the Registrant’s policy states: “Inventory that the Company believes to be obsolete or in excess of forecasted usage is reduced [emphasis added] to its estimated realizable value based on assumptions about future and current market conditions.” For clarity, the Registrant has added additional disclosure on page F-11 of the Registration Statement.

Supplementally, the Registrant advises the Staff that the Registrant’s determination of obsolete and excess inventory is made at the product family level. The Registrant considers its 3000 Series and the 6000 Series products to be its two major product families. Based on its review of supply and demand conditions, the Registrant determines reserves related to each family. Reserves are based on units of supply that exceed units of demand over the forecast time horizon. The reserves are specific to each product family.

The Registrant decreases its reserves as products in each family are sold, consumed or written off. However, increases in demand forecasts do not reduce the reserves tied specifically to products that were reserved for at the end of the previous annual period and that are still on hand. Accordingly, this linkage of the disposition of reserves to the disposition of the specifically related product family inventory has the same accounting effect as if the unit cost of the reserved inventory was adjusted to net realizable value. At the same time, the preservation of unit acquisition costs allows the Registrant to monitor the efficacy of its procurement and manufacturing operations.

Additionally, the Registrant does not provide general reserves that are not linked to specific products and has not recorded a lower-of-cost-or-market reserve to date.

October 31, 2012

Note 5. Stockholders’ Equity (Deficit)

Convertible Preferred Stock, page F-16

49.	We note from disclosure on page F-19 that when determining the fair value of your common stock, you consider sales of redeemable convertible preferred stock. Please clarify whether your convertible preferred stock contains redemption provisions and if so, please revise disclosures to describe the redemption provisions and tell us how you considered the redemption provisions in accounting for the preferred stock and classifying the preferred stock within stockholder’s equity. Alternatively, if the preferred stock does not contain redemption provisions, please revise disclosure on page F-19 accordingly.

Response: The Registrant respectfully informs the Staff that its convertible preferred stock does not contain redemption provisions. As such, the Registrant has revised the disclosure on page F-19 by deleting “redeemable.”

Note 7. Income Taxes, page F-22

50.	Please tell us what consideration you gave to Rule 4-08(h)(1) of Regulation S-X which requires you to disclose the components of income (loss) before income tax expense (benefit) as either domestic or foreign. In this regard, we note from disclosures elsewhere in the filing that a portion of your revenues are derived from sources outside of the United States, you have several foreign subsidiaries and you are subject to taxation in certain foreign jurisdictions.

Response: The Registrant commenced operations in the United Kingdom in July 2011. Violin Memory EMEA, Ltd. was its only foreign subsidiary during fiscal 2012. The profits related to this subsidiary were negligible for the year. Accordingly, no portion of the loss before provision for income taxes has been classified as foreign for the periods presented. In response to the Staff’s comment, the Registrant has added additional disclosure to Note 7 on page F-22.

Note 9. Related-Party Transactions

Toshiba, page F-24

51.	We note that you issued warrants to Toshiba and granted them a right to put a portion of the company’s shares. Please describe your accounting for each instrument including what consideration was given to whether they are freestanding or embedded derivatives. Please refer to the authoritative guidance you relied upon when determining your accounting.

October 31, 2012

Response:

Warrant

The Registrant respectfully notes that the warrant is considered to be a freestanding instrument in accordance with ASC Topic 480-10-20.

The warrant is accounted for as a derivative instrument, because (i) it has the characteristics of a derivative instrument (i.e. a) one or more underlyings, one or more notional amounts; b) no initial net investment; c) terms require or permit net settlement), (ii) it is not indexed to the Registrant’s own stock based on the considerations in ASC 815-40-15. The warrant is not indexed to the Registrant’s own stock, because the exercise price may change to be the issuance price of preferred shares sold in a subsequent qualified financing.

Toshiba is entitled to purchase, at an exercise price of $0.01 per share, shares of preferred stock equal to the quotient obtained by dividing Aggregate Unpaid Past Due Amounts with the Stock Valuation Price. Upon each exercise of the warrant, the Aggregate Unpaid Past Due Amount at the time of such exercise shall be reduced by the value of warrant shares issued upon such exercise (valued at the Stock Valuation Price).

The fair value of Toshiba warrants will not exceed the Aggregate Unpaid Past Due Amount (as defined in the warrant) portion that is included in accounts payable to Toshiba as the Registrant can settle for cash the Aggregate Unpaid Past Due Amount at its face amount at any time. In addition, the monetary amount of accounts payable to Toshiba would be reduced to the extent of the Aggregate Unpaid Past Due Amount in the event the warrant is exercised. Accordingly, the Registrant assigned no value to the Toshiba warrants as of January 31, 2012 beyond the portion of accounts payable to Toshiba that represents an Unpaid Past Due Amount. The Aggregate Unpaid Past Due Amount included in accounts payable was $1.5 million at January 31, 2012 and zero at July 31, 2012.

Put Option:

The put option is considered to be a freestanding instrument and not embedded in preferred stock in accordance with ASC Topic 480-10-20 as it meets criteria (b) of the definition of a freestanding financial instrument: that is, although the put option was entered into in connection with the Toshiba’s purchase of Series A preferred stock, the put option is not specifically tied to the shares Toshiba purchased. The put option applies to and is exercisable only for the number of shares that cause the holder to have a 20% or greater interest in the Registrant on an as converted, fully diluted basis. Accordingly, the put option is considered to be separately exercisable from the Series A preferred stock that Toshiba purchased.

October 31, 2012

No value was ascribed to the put option, because Toshiba’s equity interest in the Registrant remained below 20% as of January 31, 2011 and 2012, and accordingly the notional amount of the put option was zero. We further note that the put price is $0.60 and thus any fair value attributed to this would be nominal due to the increase in the estimated fair value of our preferred stock.

Recent Sales of Unregistered Securities, page II-1

52.	Please revise to clarify whether your Series D convertible preferred stock were issued to accredited investors.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page II-2.

53.	Please revise to clarify whether your unregistered securities issuances in connection with your Amended and Restated 2005 Stock Plan to non-management employees and your consultants were made to accredited and/or sophisticated investors.

Response: In response to the Staff’s comment, the Registrant has revised its disclosure on page II-2 to clarify that all of its unregistered securities issuances in connection with its Amended and Restated 2005 Stock Plan were made pursuant to and in accordance with the requirements of Rule 701 promulgated under Section 3(b) of the Securities Act. The Registrant did not rely upon Section 4(2) of the Securities Act or Regulation D promulgated thereunder for any of these issuances.

Exhibits

54.	Please file your exhibits in their entirety, as we note Exhibits 4.2, 10.4 and 10.5 are missing various schedules, exhibits, and/or attachments.

Response: The Registrant has filed Exhibits 4.2, 10.4 and 10.5 in their entirety. The Registrant has also re-filed Exhibit 10.6 in its entirety.

* * *

The Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

October 31, 2012

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We would be pleased to answer your questions or provide you with any additional information. Please contact the undersigned at (650) 233-4754. You may also direct any further comments via facsimile at (650) 233-4545.

Very truly yours,

/s/ James J. Masetti
James J. Masetti

cc:	Violin Memory, Inc.
Donald G. Basile, President and Chief Executive Officer
Cory J. Sindelar, Chief Financial Officer

Davis Polk & Wardwell LLP
Alan Denenberg, Esq.

Pillsbury Winthrop Shaw Pittman LLP
Jorge del Calvo, Esq.
Heidi E. Mayon, Esq.